Provision for Contingencies - Contingent Liabilities, By Nature (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	R$ 30,080,186	R$ 26,420,386
Labor contingencies
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	770,982	53,328
Tax contingencies
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	27,586,094	26,175,239
Civil contingencies
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	R$ 1,723,110	R$ 191,819